Other assets	12 Months Ended
Dec. 31, 2025
Abstract - Other assets
Other assets	Other assets

	12/31/2025	12/31/2024
Financial	651,808	513,081
Commissions and bonus receivable (a)	287,904	211,871
Premium or discount on transfer of financial assets	201,813	216,790
Advance on exchange contract (b)	113,625	1,226
Amount receivable from the sale of investments	48,466	83,194
Non-Financial	2,798,533	1,973,064
Recoverable taxes	911,323	630,457
Prepaid expenses (c)	510,205	505,127
Investment properties (d)	280,406	—
Sundry debtors (e)	164,096	267,636
Unbilled services provided	125,012	115,243
Non-financial assets held for sale	41,190	54,582
Advances to third parties	32,727	23,369
Early settlement of credit operations	9,846	4,039
Pending settlements (f)	7,293	49,342
Others	716,435	323,269
Total	3,450,341	2,486,145

(a) Refers mainly to bonuses receivable from commercial contracts signed with Mastercard, Liberty and Sompo;
(b) Advance on exchange contract as of December 31, 2024 was reclassified from Others for consistency of presentation with the December 31, 2025 presentation;
(c) The cost of acquiring customers for the digital account and portability expenses to be appropriated;
(d) Investment properties refer to assets of investment funds whose objective is the sale of participation quotas to clients. These properties were acquired on August 19, 2025, by Inter Oportunidade Imobiliária Fundo de Investimento, for a total value of R$261,000. The entity adopted the fair value model for measurement. The fair value was determined and recorded in December 2025, based on market evidence obtained through an appraisal conducted by independent and qualified professionals, resulting in an amount of R$280,406 (explanatory note 4). The result of the appraisal is being disclosed in explanatory note 25, and the rental income in the amount of R$4,929 is being disclosed in explanatory note 27;
(e) Refers mainly to processing portability amounts, credit card processing amounts, negotiation and intermediation of amounts and debtors for judicial deposit; and
(f) Pending settlements: refers mainly to settlement balances receivable from B3.